Equity Incentive Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Equity Incentive Plans
NOTE 14 — Equity Incentive Plans
The Company currently has four equity plans: the New Leafly 2021 Equity Incentive Plan (the “2021 Plan”), the Legacy Leafly 2018 Equity Incentive Plan (the “2018 Plan”), the New Leafy Earn Out Plan (“Earn Out Plan”), and the New Leafly 2021 Employee Stock Purchase Plan (the “ESPP”), which are discussed below. There were no options or other equity awards granted under the plans during the three months ended March 31, 2022 and 2021.
2021 Plan
The 2021 Plan became effective immediately upon closing of the Business Combination. Pursuant to the 2021 Plan, 4,502 shares of common stock are initially reserved for issuance. During the term of the 2021 Plan, the number of shares of common stock thereunder automatically increases on each January 1, commencing on January 1, 2023, and ending on (and including) January 1, 2031, by the lesser of (i) 10% of the fully diluted shares of common stock as of the last day of the preceding fiscal year and (ii) 4,502 shares (adjusted pursuant to the terms of the 2021 Plan). No awards have been granted under this plan as of the date of this filing.
2018 Plan
The 2018 Plan became effective on April 17, 2018. The 2018 Plan terminated upon closing of the Business Combination in 2022, but then outstanding options under the 2018 Plan remain outstanding pursuant to their terms, with adjustments to the number of shares and exercise prices to reflect the terms of the Business Combination. The material terms of the 2018 Plan are:

•	Our compensation committee of the board of directors administers the 2018 Plan.

•	Options under the 2018 Plan were granted to employees, directors, and consultants of the Company and its subsidiaries.

•
In the event of a merger or other consolidation relating to the Company or the sale of all or substantially all of the Company’s stock or assets, all then-outstanding option would be treated as set forth in the agreement governing such transaction.

•
With limited exceptions, options under the 2018 Plan are generally non-transferable
prior to vesting unless otherwise determined by the plan administrator and are exercisable only by the participant during his or her lifetime.

Stock option activity under the 2018 Plan for the three months ended March 31, 2022 was as follows:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (in years)
Outstanding at January 1, 2022	3,851	$1.77
Exercised	(114)	1.12
Forfeited or expired	(56)	1.08

Outstanding at March 31, 2022 1	3,681	$1.78	$23,918	8.62

Vested and exercisable	1,339	$0.98	$9,770	7.98

1
Includes 2,576, 817, and 289 of service-based, performance-based, and market-based options, respectively, that the Company currently deems probable of vesting. The performance options vest only if gross revenue equals or exceeds certain thresholds for the years ending December 31, 2022 and 2023, while the market-based options will vest only if the price of the Company’s common stock reaches a $1,000,000 market capitalization target for any 20 days during a
30-day
period on or before the fourth anniversary of the closing of the merger.

As of March 31, 2022, there was: (i) $1,800 of unrecognized compensation cost related to service-based awards, which is expected to be recognized over a weighted-average service period of approximately 1.12 years; (ii) $577 of unrecognized compensation cost related to performance-based awards, which is expected to be recognized over a weighted-average service period of approximately 1.50 years; and (iii) $680 of unrecognized compensation cost related to market-based awards, which is expected to be recognized over a weighted-average service period of approximately 2.03 years.
The following table presents the classification of stock-based compensation expense during the three months ended March 31:

	2022	2021
Sales and marketing	$34	$27
Product development	18	41
General and administrative	1,872	113

	$1,924	$181

Earn Out Plan
The Earn Out Plan became effective immediately upon closing of the Business Combination. Pursuant to the Earn Out Plan, approximately 571 shares of common stock have been reserved for issuance to employees and certain other eligible parties in the form of restricted stock units (“RSUs”). These RSUs will vest if the Company achieves certain thresholds prior to the third anniversary of the merger. No RSUs have been awarded under the Earn Out Plan as of March 31, 2022.
Option Modification
Concurrent with the closing of the Business Combination, the vesting provisions of certain stock options previously granted in 2021 to our Chief Executive Officer to purchase 2,917 shares of common stock were modified, and a corresponding charge of $1,366 was recorded for the three months ended March 31, 2022 to general and administrative expenses and additional paid-in
capital. The original award included the following vesting provisions:

•
Liquidity Event Option
: A stock option to purchase 1,458 shares of common stock will vest upon the earlier of (a) the closing of the Initial Public Offering of the Company’s common stock or (b) a change in control, provided the recipient remains in continuous services.

•
Milestone Option
: A stock option to purchase 1,458 shares of common stock will vest one-third
each upon the achievement of the three annual revenue targets of $75,000, $150,000 and $300,000, provided the recipient remains in continuous service.

The modified vesting provisions are as follows:

•
Liquidity Event Option
: A stock option to purchase 1,458 shares of common stock will vest as follows, provided the recipient remains in continuous service: 50% upon the closing of the Business Combination and 50% upon the earlier of (i) the Company’s achievement of a $1,000,000 market capitalization for any 20 days during a
30-day
period on or before the fourth anniversary of the closing of the Business Combination (the “Market Cap Milestone”) or (ii) a change in control.

•	Milestone Option : A stock option to purchase 1,458 shares of common stock will vest upon the achievement of the following milestones, provided that the recipient remains in continuous service:

•
First Milestone
: 50% of the total number of shares subject to the stock options will vest if the Company’s gross revenue for the year ending December 31, 2022 equals or exceeds $65,000. A pro rata amount vests in the event that the Company’s gross revenue equals or exceeds 90% of the revenue target.

•
Second Milestone
: 50% of the total number of shares subject to the stock options will vest if the Company’s gross revenue for the year ending December 31, 2023 equals or exceeds $101,000. A pro rata amount vests in the event that the Company’s gross revenue equals or exceeds 90% of the revenue target.

•	In the event the Second Milestone is achieved, any unvested portion of the stock option subject to the First Milestone will fully vest.

•	In the event the Market Cap Milestone is achieved, any unvested portion of the Milestone Option will fully vest.

•
The date of vesting for the Milestone Option will be the earlier of (i) the date following the Company’s filing with the SEC of its Form
10-K
for the applicable fiscal year in which the applicable revenue target was attained or, (ii) the date of the Market Cap Milestone is achieved.

•	All shares subject to the Milestone Option will vest immediately upon a change in control.
•
The Milestone Option will remain outstanding unless and until the last possible time that the Second Milestone can be achieved, the Market Cap Milestone can be achieved, or a change in control may occur during the term of the Milestone Option award, subject to the recipient’s continued service.

NOTE 12 — Equity Incentive Plans
We currently maintain the Leafly Holdings, Inc. 2018 Equity Incentive Plan (“2018 Leafly Plan”), which became effective on April 17, 2018. The 2018 Leafly Plan terminated upon closing of the Business Combination in 2022 (see Note 19) but then outstanding options under the 2018 Leafly Plan remain outstanding pursuant to their terms, with adjustments to the number of shares and exercise prices to reflect the terms of the Business Combination. The material terms of the 2018 Plan are:

•	An aggregate of 3,000 shares of stock, subsequently increased to 17,751 shares of stock, were reserved for issuance pursuant to awards granted under the 2018 Plan.

•
Our board of directors administers the 2018 Leafly Plan and may delegate certain of its duties and responsibilities to a committee of the board, and, to the extent permitted under the applicable law and the 2018 Leafly Plan, officers of the Company.

•	Awards under the 2018 Leafly Plan may be granted to employees, directors, and consultants of the Company and its subsidiaries.

•
In the event of a merger or other consolidation relating to the Company or the sale of all or substantially all of the Company’s stock or assets, all then-outstanding equity awards will be treated as set forth in the agreement governing such transaction.

•
With limited exceptions, awards under the 2018 Leafly Plan are generally non-transferable
prior to vesting unless otherwise determined by the plan administrator and are exercisable only by the participant during his or her lifetime.

As of December 31, 2021, the 2018 Leafly Plan has authorized a maximum of 17,751 shares of Class 3 common stock for issuance.

The following weighted-average assumptions were used in the Black-Scholes option pricing model for the years ended December 31:

	2021	2020
Risk-free interest rate	1.15%	0.63%
Expected term in years	5.9	5.5
Expected volatility	61%	58%
Expected dividend yield	0%	0%
The weighted-average grant-date fair value of options with service and performance conditions granted under the 2018 Leafly Plan was $0.37 and $0.30 per share for years ended December 31, 2021 and 2020, respectively. The weighted-average grant-date fair value of options with market conditions was $1.28 for the year ended December 31, 2021. There were no options with market conditions granted during the year ended December 31, 2020.
In October 2021, the Company granted stock options to purchase 300,000 shares of the Company’s Class 3 common stock at an exercise price of $2.71. These options will vest only if Leafly’s gross revenue equals or exceeds certain thresholds for the years ending December 31, 2022 and 2023. The total fair value of these options was $462, estimated using the Black-Scholes options pricing model and the assumptions above.
In October 2021, the Company also granted stock options to purchase an additional 150,000 shares of the Company’s Class 3 common stock at an exercise price of $2.71. These options will vest only if the price of the Company’s Class 3 common stock reaches a $1 billion market capitalization target for a period of 20 consecutive trading days on or before the fourth anniversary of the closing of the Business Combination (see Note 19). The total fair value of these options was $193, estimated using a Monte-Carlo simulation model. The assumptions used to value the awards are a risk-free interest rate of 0.96%, an expected term of 6.1 years, expected volatility of 68%, and expected dividend yield of 0%.
Stock option activity under the 2018 Leafly Plan was as follows:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (in years)
Outstanding at December 31, 2020	5,765	0.33
Granted	7,818	0.70
Exercised	(1,017)	0.35
Forfeited or expired	(837)	0.37

Outstanding at December 31, 2021	11,729	$0.58	$24,018	8.85

Vested and exercisable	4,203	$0.33	$10,019	8.23
During the years ended December 31, 2021 and 2020, the total intrinsic value of exercised stock options was approximately $1,600 and $280, respectively. The total fair value of shares vested during the years ended December 31, 2021 and 2020, was approximately $915 and $770, respectively.
As of December 31, 2021, there was $2,857 of unrecognized compensation cost which is expected to be recognized over a weighted-average service period of approximately 0.97 years. In addition, there was $364 of unrecognized compensation cost associated with certain stock options granted to our CEO, which vested upon closing of the Business Combination in February 2022. Please see Note 19 for further discussion of the terms of these awards.
2020 Stock Option Repricing
During 2020, the Board of Directors approved a stock option repricing program whereby certain previously granted and unexercised options held by current employees with exercise prices above $0.36 per share were repriced on a one-for-one
basis to $0.36 per share which represented the per share fair market value of the Company’s common stock as of the date of the repricing. The vesting terms of certain options were also modified from a liquidity-based performance condition to a time-based service condition. There was no other modification to the vesting schedule of the previously issued options. As a result, 1,979 unexercised options originally granted to purchase common stock at prices ranging from $0.77 to $1.58 per share were repriced under this program. The Company treated the repricing as a modification of the original awards and calculated additional compensation costs for the difference between the fair value of the modified award and the fair value of the original award on the modification date. The repricing resulted in incremental stock-based compensation cost of $220. Expense related to vested shares was expensed on the repricing date and expense related to unvested shares is being amortized over the remaining vesting period of such stock options.
Early Exercised Options
Prior to the close of the Business Combination, the Company allowed certain employees to “early exercise” unvested stock options. Upon early exercise, an employee was deemed to own restricted stock for income tax purposes, which then continued to vest under the award’s original terms. Consequently, the restricted stock received upon exercise was subject to a lapsing repurchase right by the Company for any unvested shares upon an employee’s termination of service with the Company. Such an exercise is not substantive for accounting purposes and the award continues to be accounted for as a stock option. The short-term liability and long-term liability associated with cash received from the early exercise of unvested options is included in other current liabilities and other liabilities, respectively, on the Consolidated Balance Sheets.
A summary of early exercise activity is as follows:

	Number of Shares	Weighted Average Exercise Price	Other Liabilities
Unvested at December 31, 2019	1,015	$0.65	$663
Vested	(516)	0.54	(279)

Forfeited or expired	(464)	$0.77	$(357)

Unvested at December 31, 2020	35	$0.77	$27

Vested	(35)	$0.77	$(27)
Unvested at December 31, 2021	—	$—	$—

Following the Business Combination, new equity awards will be granted under the New Leafly 2021 Equity Incentive Plan and 2021 Employee Stock Purchase Plan (see Note 19).